Contingencies, Commitments and Responsibilities - Schedule of Damages That May Be Incurred By Insured Parties that Contract Policies (Detail) - Consorcio Nacionalde SegurosSA [Member]	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
From date	Apr. 15, 2018
End date	Apr. 15, 2019
Amount	60,000 and 500
Beneficiary	Itaú Corredores de Seguros S.A.